Average Annual Total Returns (Invesco Van Kampen V.I. Mid Cap Growth Fund)	12 Months Ended
	May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Russell Midcap Growth Index
Average Annual Total Returns
Label	Russell Midcap® Growth Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	26.38%
5 Years	4.88%
10 Years	3.12%
Lipper VUF Mid-Cap Growth Funds Index
Average Annual Total Returns
Label	Lipper VUF Mid-Cap Growth Funds Index	[1]
1 Year	27.62%
5 Years	5.70%
10 Years	2.00%
Series II shares, Invesco Van Kampen V.I. Mid Cap Growth Fund
Average Annual Total Returns
Label	Series II: Inception (09/25/00)
Inception Date	Sep. 25, 2000
1 Year	27.27%
5 Years	5.48%
10 Years	(0.38%)

[1]	The Fund has elected to include three benchmark indices: the S&P 500® Index, the Russell Midcap® Growth Index and the Lipper VUF Mid-Cap Growth Funds Index. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the Russell Midcap® Growth Index to provide investors a broad proxy for the U.S. market. The Russell Midcap® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper VUF Mid-Cap Growth Funds Index has been added as a peer group benchmark.